SEGMENTED INFORMATION (Schedule of Segment Information for Operating Results) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CAD ($)
Disclosure of operating segments [line items]
Revenue	$ 192,105		$ 158,829
Costs of mine operations	(107,943)		(99,455)
Income from mine operations	84,162		59,374
Operating income (expenses)	(12,438)		(7,212)
Finance items, net	1,779		1,950
Income tax expenses	12,994		8,909
Net income (loss)		$ 60,509		$ 45,203
Attributable to:
Equity holders of the Company	46,376		34,274
Non-controlling interests	14,133		10,929
Net income (loss)		60,509		45,203
Mining Henan Luoning [Member]
Disclosure of operating segments [line items]
Revenue	157,297		131,434
Costs of mine operations	(83,090)		(77,337)
Income from mine operations	74,207		54,097
Operating income (expenses)	(1,848)		333
Finance items, net	1,788		1,366
Income tax expenses	10,876		5,013
Net income (loss)		63,271		50,783
Attributable to:
Equity holders of the Company	49,422		39,679
Non-controlling interests	13,849		11,104
Net income (loss)		63,271		50,783
Mining Hunan [Member]
Disclosure of operating segments [line items]
Revenue	1,553
Costs of mine operations	(1,356)		(403)
Income from mine operations	197		(403)
Operating income (expenses)	576		(134)
Finance items, net	(29)		(147)
Income tax expenses	(41)		53
Net income (loss)		785		(737)
Attributable to:
Equity holders of the Company	566		(516)
Non-controlling interests	219		(221)
Net income (loss)		785		(737)
Mining Guangdong [Member]
Disclosure of operating segments [line items]
Revenue	33,255		27,395
Costs of mine operations	(23,497)		(21,689)
Income from mine operations	9,758		5,706
Operating income (expenses)	9		(178)
Finance items, net	145		136
Income tax expenses	960		1,060
Net income (loss)		8,952		4,604
Attributable to:
Equity holders of the Company	8,864		4,558
Non-controlling interests	88		46
Net income (loss)		8,952		4,604
Mining Other [Member]
Disclosure of operating segments [line items]
Revenue
Costs of mine operations
Income from mine operations
Operating income (expenses)	(6)		(60)
Finance items, net
Income tax expenses
Net income (loss)		(6)		(60)
Attributable to:
Equity holders of the Company	(3)		(60)
Non-controlling interests	(3)
Net income (loss)		(6)		(60)
Administrative Beijing [Member]
Disclosure of operating segments [line items]
Revenue
Costs of mine operations			(26)
Income from mine operations			(26)
Operating income (expenses)	(1,012)		(1,590)
Finance items, net	118		133
Income tax expenses	8		1
Net income (loss)		(902)		(1,484)
Attributable to:
Equity holders of the Company	(902)		(1,484)
Non-controlling interests
Net income (loss)		(902)		(1,484)
Administrative Vancouver [Member]
Disclosure of operating segments [line items]
Revenue
Costs of mine operations
Income from mine operations
Operating income (expenses)	(10,157)		(5,583)
Finance items, net	(243)		462
Income tax expenses	1,191		2,782
Net income (loss)		(11,591)		(7,903)
Attributable to:
Equity holders of the Company	(11,571)		(7,903)
Non-controlling interests	$ (20)
Net income (loss)		$ (11,591)		$ (7,903)